---------------------------------               --------------------------------
COLONIAL NEW YORK TAX-EXEMPT FUND                      Semiannual Report
---------------------------------               --------------------------------


July 31, 1999




                             [PICTURE OF BUILDING]

Table of Contents

1   Highlights

2   Portfolio Manager's Report

4   Performance

5   Portfolio of Investments

8   Financial Statements

10  Notes to Financial Statements

12  Financial Highlights

--------------------------------------------------------------------------------
                       COLONIAL NEW YORK TAX-EXEMPT FUND
--------------------------------------------------------------------------------

  [PHOTOGRAPH OF
Mr. Stephen E. Gibson]


PRESIDENT'S MESSAGE

Dear Shareholder:

During the six months ended July 31, 1999, the bond market experienced significant volatility. Over the period, the yield on 30-year Treasury bonds increased almost a full percentage point in response to investors' fears that strong economic growth in the U.S., in concert with stabilizing economies overseas, would result in higher inflation. Interest rates rose on all types of fixed-income investments, which resulted in falling bond prices. Fortunately, tax-exempt bonds lost less value than Treasurys as prices fell.

These challenging bond market conditions were reflected in the Fund's negative total return. However, while past performance cannot predict future results, it is important to remember that the Fund has provided above-average returns for the one-, three- and five-year periods ended July 31, 1999, according to Lipper, Inc.(1)

The following report will provide you with more specific information about your Fund's performance and the strategies employed during the period. As always, we thank you for choosing Colonial New York Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.


Respectfully,


/s/ Stephen E. Gibson
------------------------------
Stephen E. Gibson
President
September 14, 1999


(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper New York Municipal Debt Funds category was negative 2.77% for the six months ended July 31, 1999. The Fund's Class A shares were ranked in the third quartile for the six-month period (55 out of 101), in the first quartile for the one year (14 out of 97), in the first quartile for the three years (21 out of 87), in the second quartile for the five years (21 out of 64) and in the third quartile for the 10 years (18 out of 32). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

----------------------------
Not FDIC | May Lose Value
Insured  |------------------
         | No Bank Guarantee
----------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

*    INTEREST RATE VOLATILITY CHALLENGED BOND MARKET INVESTORS.
     Long-term interest rates rose more than three-quarters of a percentage point to 6.1% between February and the end of July in response to fears that strong economic growth in the U.S. and signs of increased growth worldwide could cause higher inflation.

*    FEDERAL RESERVE BOARD PREEMPTIVELY RAISED SHORT-TERM RATES.
     Midway through the period, Federal Reserve Board policy makers switched from a neutral stance to one biased towards raising interest rates, causing bond prices to fall further. As expected, the Board acted in June, increasing short-term interest rates by one-quarter point in a preemptive strike against inflation.

*    TAX-EXEMPT BONDS OUTPERFORMED TREASURYS AS INTEREST RATES ROSE.
     Within the municipal bond market, prices fell in sympathy with the Treasury market during the period. However, higher yields generated increased demand for tax-exempt bonds. With supply low, municipal bonds outperformed Treasurys, losing less of their market value as interest rates rose.

                     TREASURY VS. MUNICIPAL BOND PERFORMANCE
                Change in value of $10,000 from 1/31/99 - 7/31/99

                                  [LINE GRAPH]

                     Municipal Bond          30-Year Treasury Bond
                     --------------          ---------------------
     1/31/99            10,000                       10,000
     2/28/99             9,290                        9,956
     3/31/99             9,250                        9,970
     4/30/99             9,217                        9,995
     5/31/99             9,075                        9,937
     6/30/99             8,899                        9,794
     7/31/99             8,805                        9,829


Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year on-the-run Treasury market. Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


NET ASSET VALUE PER SHARE ON 7/31/99

          Class A                $7.11
          Class B                $7.11
          Class C                $7.11

DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/99 TO 7/31/99

          Class A               $0.170
          Class B               $0.143
          Class C               $0.154

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

30-DAY SEC YIELDS ON 7/31/99

          Class A                 4.24%
          Class B                 3.68%
          Class C                 3.98%

30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the SEC yield would have been 4.08% for Class A shares, 3.51% for Class B shares and 3.47% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 7/31/99

          Class A                 7.87%
          Class B                 6.83%
          Class C                 7.38%

Taxable-equivalent SEC yields are based on the combined maximum effective 46.1% federal and New York state and city income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

SEMIANNUAL REPORT: COLONIAL NEW YORK TAX-EXEMPT FUND

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

Quality Breakdown as of 7/31/99

          AAA                        45.5%
          AA                          9.2%
          A                          25.5%
          BBB                        10.3%
          Non-rated                   8.7%
          Short-term obligations      0.8%

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown in the future.

BOUGHT

NYC MUNICIPAL WATER FINANCE AUTHORITY

We purchased NYC Municipal Water Finance Authority (0.85% of net assets), which is secured by revenues generated from the city's water and sewer system. We believe the bond represents growth potential as the state's economy continues to grow.

MARKET VOLATILITY PROMPTED DEFENSIVE STRATEGIES

As the period began, the Fund was structured to take advantage of declining interest rates. However, during the past six months a series of government reports detailing the economy's strength caused investors to become increasingly nervous about inflation and potentially higher interest rates -- both negatives for bond prices. To offset rising interest rates, we took steps to cushion the Fund's share price. As the economy grew strongly throughout the first part of the period, we reduced the Fund's sensitivity to the negative impact of rising interest rates.

TOTAL RETURN CUSHIONED BY DEFENSIVE MEASURES

During the six-month period, the Fund's Class A shares generated a total return of negative 2.82%, without a sales charge. This performance echoes the difficult fixed-income conditions that prevailed throughout the period. Although the Fund's return was cushioned by the defensive actions taken during the period, its overall structure reflected our long-term investment outlook for modest economic growth, low inflation and declining interest rates.

NEW YORK'S ECONOMY DRIVEN BY DOWNSTATE FINANCIAL SERVICES INDUSTRY

Continued strength in business and financial services -- particularly on Wall Street -- resulted in employment gains and accelerating real income growth that substantially boosted the state's budget surplus. In response, the portfolio has made a substantial investment in state-appropriated bonds that tend to have good price appreciation potential in strong budget environments. In contrast, the decline of upstate New York's manufacturing-based economy, which was fueled by less expensive overseas labor, continued. However, over the past year, manufacturing has seen some improvement in response to a strong national economy. Despite recent economic strength, New York's lack of employment diversity and a significant reliance on financial services -- which has begun consolidating and reducing jobs -- represents potential vulnerability in the event of a bear market and limits future growth potential.

FAVORABLE LONG-TERM MARKET OUTLOOK

We have a favorable long-term market outlook. Although we expect continued interest rate volatility and some increase in rates over the next few months, we believe that the Federal Reserve Board's proactive approach should have a positive long-term effect on the bond market by reducing economic growth to a sustainable level and keeping inflation in check. These conditions should create a more favorable long-term environment for fixed-income securities, including municipal bonds, and we expect to actively manage the portfolio's interest rate sensitivity as market conditions warrant.

While our outlook is for continued economic growth in New York, we believe favorable conditions are likely to depend on the success of the national economy and Wall Street, as well as the state's ability to increase its competitiveness and employment growth.



/s/ Gary Swayze
-----------------------
Gary Swayze



GARY SWAYZE is portfolio manager of Colonial New York Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc. (CMA).


CHANGE IN TOP FIVE SECTOR BREAKDOWNS 7/31/99 vs. 1/31/99

                                    [GRAPH]


                                            7/31/99         1/31/99
                                            -------         -------

Special Non-Property Tax                     16.3%            15.7%
State Appropriated                           14.1%            16.4%
Refunded/Escrowed                             7.3%             3.7%
Education                                     6.3%             6.4%
Local General Obligations                     5.9%             5.0%


Sector breakdowns are calculated as a percentage of total investments, including short-term obligations.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this breakdown in the future.


HELD
--------------------------------------------------------------------------------

NY DORMITORY AUTHORITY CUNY
We maintained our position in NY Dormitory Authority CUNY (2.02% of net assets), a bond backed by New York City and the state, as it continues to finance the construction of new facilities.

------------------------------------------------------------------------------
PERFORMANCE INFORMATION
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/99


Share Class                         A                        B                          C
Inception                        9/26/86                   8/4/92                    8/1/97
----------------------------------------------------------------------------------------------------
                          Without     With Sales    Without     With Sales    Without     With Sales
                       Sales Charge     Charge    Sales Charge    Charge    Sales Charge    Charge
----------------------------------------------------------------------------------------------------
6 months
(cumulative return)       (2.82)%      (7.44)%      (3.19)%       (7.93)%      (3.04)%     (3.99)%
----------------------------------------------------------------------------------------------------
1 year                     2.04        (2.81)        1.28         (3.59)        1.58        0.61
----------------------------------------------------------------------------------------------------
5 years                    6.15         5.12         5.36          5.03         5.95        5.95
----------------------------------------------------------------------------------------------------
10 years                   6.66         6.14         6.10          6.10         6.56        6.56
----------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99


Share Class                         A                        B                          C
----------------------------------------------------------------------------------------------------
                          Without     With Sales    Without     With Sales    Without     With Sales
                       Sales Charge     Charge    Sales Charge    Charge    Sales Charge    Charge
----------------------------------------------------------------------------------------------------

1 year                    1.90%       (2.94)%       1.12%       (3.74)%        1.43%        0.46%
----------------------------------------------------------------------------------------------------
5 years                   6.54         5.50         5.74         5.42          6.35         6.35
----------------------------------------------------------------------------------------------------
10 years                  6.70         6.18         6.15         6.15          6.61         6.61
----------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum sales charge of 4.75% for Class A shares and the maximum applicable contingent deferred sales charge of 5% for both six months and one year, 2% for five years for Class B shares and 1% for both six months and one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

----------------------
INVESTMENT PORTFOLIO
----------------------
July 31, 1999 (Unaudited)
(In thousands)


MUNICIPAL BONDS - 97.4%                                           PAR    VALUE
--------------------------------------------------------------------------------

EDUCATION - 6.2%
EDUCATION
St. Lawrence University,
  Series 1998-B,
   5.250% 07/01/13                                             $1,000   $1,001
State Dormitory Authority,
  Series 1985,
   7.800% 12/01/05                                                 30       31
State Dormitory Authority,
  New York University,
   6.000% 07/01/06                                              1,125    1,218
  Pace University,
   6.500% 07/01/11                                              1,000    1,131
State Dormitory Authority;
  New York Medical College,
  Series 1998,
   5.250% 07/01/13                                              1,000      997
  New York University,
  Series 1998-A,
   5.750% 07/01/27                                              2,000    2,100
                                                                        ------
                                                                         6,478
                                                                        ------
--------------------------------------------------------------------------------
HEALTHCARE - 1.7%
HOSPITALS
State Dormitory Authority:
  Beth Israel Medical Center,
  Series 1997-A,
   5.125% 11/01/16                                              1,075    1,038
  St. Clare's Hospital,
  Series 1998-B,
   5.300% 02/15/19                                                750      707
                                                                        ------
                                                                         1,745
                                                                        ------
--------------------------------------------------------------------------------
HOUSING - 7.4%
ASSISTED LIVING/SENIOR - 4.0%
Glen Cove Housing Authority,
   8.250% 10/01/26                                              1,000    1,115
Huntington Housing Authority,
  Gurwin Jewish Senior Center,
  Series 1999,
   5.875% 05/01/19                                              1,500    1,457
Mount Veron Ida Wartburg:
   6.150% 06/01/19                                              1,000    1,001
   6.200% 06/01/29                                                615      616
                                                                        ------
                                                                         4,189
                                                                        ------
MULTI-FAMILY - 3.4%
Hudson Housing Development Corp.,
  Providence Hall-Schuyler Court Project,
  Series 1992-A,
   6.500% 01/01/22(a)                                             750      780
Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
   7.375% 06/01/21                                              1,188    1,189
NY State Housing Finance Agency:
  Series 1989-B,
   7.550% 11/01/29                                                230      236
  Series 1996-A,
   6.100% 11/01/15                                              1,230    1,311
                                                                        ------
                                                                         3,516
                                                                        ------
--------------------------------------------------------------------------------
INDUSTRIAL - 1.9%
MANUFACTURING - 0.9%
Monroe County Industrial
  Development Agency,
  Yorkmill Realty Association,
  Series 1986,
   9.500% 12/01/06                                             $  935   $  960
                                                                        ------
OIL & GAS - 1.0%
Energy Central Hudson Gas,
   5.450% 08/01/27(b)                                           1,000      990
                                                                        ------
--------------------------------------------------------------------------------
OTHER - 7.2%
REFUNDED/ESCROWED (c)
PR Commonwealth of Puerto Rico,
  Aqueduct & Sewer Authority,
  Series 1994,
   6.500% 07/01/23                                              2,000    2,222
State Dormitory Authority,
  Menorah Campus,
  Series 1991,
   7.400% 02/01/31                                                245      265
State Energy Research &
  Development Authority,
  Long Island Lighting Co.,
  Series 1992-A,
   7.150% 02/01/22                                              2,000    2,183
State Housing Finance Agency,
         Series 1990-A,
                  8.000% 11/01/08                                 205      220
State Medical Care Facilities
  Finance Agency:
  Series 1990-B,
   7.875% 08/15/08                                                395      420
  Series 1994-D,
   6.150% 02/15/15                                              2,000    2,189
                                                                        ------
                                                                         7,499
                                                                        ------
--------------------------------------------------------------------------------
OTHER REVENUE - 3.0%
RECREATION
Hamilton Industrial Development Agency,
  Adirondack Historical Association,
  Series 1998-A,
   5.250% 11/01/18                                                500      472
New York City Cultural Trust,
  American Museum of Natural History,
   5.600% 04/01/18                                              1,000    1,018
New York City Industrial  Development
  Agency, United States Tennis Association,
  Tennis Center Project,
  Series 1994,
   6.375% 11/15/14                                              1,500    1,622
                                                                        ------
                                                                         3,112
                                                                        ------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.0%
Disposal
Westchester County Industrial
  Development Agency,
  Westchester Resco Co. Project,
   6.000% 07/01/09                                              2,000    2,137
                                                                        ------


--------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands)

                                                 PAR         VALUE
--------------------------------------------------------------------
TAX-BACKED - 39.2%
LOCAL APPROPRIATED - 1.5%
State Dormitory Authority,
  Judicial Facilities,
  Series 1991-A,
   9.500% 04/15/14                             $1,000        $ 1,154
Westchester County,
  Series 1998,
   (d) 08/01/19                                 1,200            404
                                                             -------
                                                               1,558
                                                             -------
LOCAL GENERAL OBLIGATIONS - 5.8%
City of Yonkers Schenectady
  Series 1999-A,
   4.500% 12/01/17                              1,000            875
New York City,
  Series-B,
   6.000% 08/01/07(a)                           1,000          1,080
New York City,
  Series-F,
   6.000% 08/01/16(a)                           2,000          2,108
New York City,
  Series-G,
   5.750% 02/01/14(a)                           1,000          1,023
New York City,
  Series 1999-H,
   5.250% 03/15/12(a)                           1,000            994
                                                             -------
                                                               6,080
                                                             -------
SPECIAL NON-PROPERTY TAX - 16.0%
Metropolitan Transportation Authority,
  Series 1998-A,
   4.500% 04/01/18                              2,000          1,758
New York City Transitional
  Finance Authority:
  Series 1998-A,
   5.250% 11/15/13                              1,000          1,002
  Series 1998-C,
   4.750% 05/01/23                              3,000          2,667
State Local Government Assistance Corp:
  Series 1993-C,
   5.500% 04/01/17                              2,100          2,145
  Series 1993-E:
   5.000% 04/01/21                              5,150          4,863
   6.000% 04/01/14                              3,945          4,295
                                                             -------
                                                              16,730
                                                             -------
STATE APPROPRIATED - 13.8%
State Dormitory Authority,
  Mental Health Services,
  Series 1998,
   5.250% 02/15/13                              1,000            997
State Dormitory Authority:
  City University,
  Series 1990-C,
   7.500% 07/01/10                              1,500          1,740
  Series 1993-A,
   6.000% 07/01/20                              2,000          2,110
State Housing Finance Agency,
  Series 1990-A,
   8.000% 11/01/08                                 45             47
State University Educational Facilities,
  Series 1998-B,
   4.500% 05/15/20                              1,000            858

State University of New York:
  Series 1990-B,
   7.500% 05/15/11                             $1,000        $ 1,170
  Series 1993-A,
   5.500% 05/15/13(a)                           3,000          3,097
State Medical Care Facilities
Finance Agency:
  Series 1987-A,
   8.875% 08/15/07                                110            110
  Series 1990-B,
   7.875% 08/15/08                                 80             85
State Urban Development Corp:
  Series 1993-A,
   5.500% 01/01/14                              2,000          2,075
  Series 1998-B,
   5.250% 01/01/13                              1,000          1,001
Triborough Bridge & Tunnel Authority,
  Javits Convention Center Project,
  Series-E,
   7.250% 01/01/10                              1,000          1,135
                                                             -------
                                                              14,425
                                                             -------
STATE GENERAL OBLIGATIONS - 2.1%
PR Commonwealth of Puerto Rico
  Aqueduct & Sewer Authority,
  Series 1995,
   6.250% 07/01/12                              2,000          2,216
                                                             -------
--------------------------------------------------------------------
TRANSPORTATION - 11.7%
AIR TRANSPORTATION - 4.2%
New York City Industrial
  Development Agency,
  America Airlines, Inc.,
  Series 1994,
   6.900% 08/01/24                              2,000          2,155
Port Authority of New York & New Jersey,
  JFK International Air Terminal,
  Series 6,
   6.250% 12/01/08                              2,000          2,194
                                                             -------
                                                               4,349
                                                             -------
TOLL FACILITIES - 5.4%
State Thruway Authority,
  Highway & Bridge Trust Fund,
  Series 1999-A,
   5.125% 04/01/13                              1,500          1,488

Triborough Bridge & Tunnel Authority,
  Series 1991-B:
   6.875% 01/01/15                              2,000          2,107
   6.875% 01/01/15                              1,000          1,054
Triborough Bridge & Tunnel Authority,
  Series-Y,
   5.500% 01/01/17                              1,000          1,026
                                                             -------
                                                               5,675
                                                             -------
TRANSPORTATION - 2.1%
Albany Parking Authority,
  Green and Hudson Garage Project,
  Series 1991-A,
   7.150% 09/15/16                                250            263
Port Authority of New York & New Jersey,
  Series 85,
   5.375% 03/01/28                              2,000          1,992
                                                             -------
                                                               2,255
                                                             -------

--------------------------------------------------------------------
INVESTMENT PORTFOLIO CONTINUED
--------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands)



                                                       PAR          VALUE
----------------------------------------------------------------------------
UTILITY - 17.1%
INDEPENDENT POWER PRODUCER - 3.8%
New York City Industrial
  Development Agency,
  Brooklyn Navy Yard Partners,
  Series 1997,
   6.200% 10/01/22                                  $  1,250      $  1,320
Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996-IV,
   6.750% 10/01/19                                     2,000         2,150
Suffolk County Industrial
  Development Agency,
  Nissequogue Stoneybrook Partners,
  Series 1998,
   5.500% 01/01/23                                       500           474
                                                                  --------
                                                                     3,944
                                                                  --------
INVESTOR OWNED - 5.3%
State Energy Research &
  Development Authority:
  Brooklyn Union Gas Co.,
  Series 1989-A,
   6.750% 02/01/24                                     3,000         3,212
Brooklyn Union Gas Co.,
  Series 1993-A, IFRN
   8.974% 04/01/20                                     1,500         1,785
State Energy Research &
     Development Authority,
     Consolidated Edison Co.,
     Series 1991-A,
      7.500% 01/01/26                                    500           512
                                                                  --------
                                                                     5,509
                                                                  --------
MUNICIPAL ELECTRIC - 3.9%
Long Island Power Authority,
  Series 1998-A,
   5.250% 12/01/26(a)                                  2,470         2,320
PR Puerto Rico Electric Power Authority:
  Series 1998-DD,
   4.500% 07/01/19                                     1,000           893
  Series 1998-EE,
   4.500% 07/01/18                                     1,000           899
                                                                  --------
                                                                     4,112
                                                                  --------
WATER & SEWER - 4.1%
New York City Municipal Water
  Finance Authority,
  Series 1998-D,
   4.750% 06/15/25                                     1,000           888
State Environmental Facilities Corp.,
  New York City Municipal Water
  Finance Authority,
  Series 1990-A,
   7.500% 06/15/12                                     2,000         2,099
Suffolk County Industrial
  Development Agency,
  Southwest Sewer Systems,
   6.000% 02/01/07                                     1,245         1,342
                                                                  --------
                                                                     4,329
                                                                  --------
TOTAL MUNICIPAL BONDS (cost of $97,918) (e)                        101,808
                                                                  --------



SHORT-TERM OBLIGATIONS - 0.8%                             PAR       VALUE
---------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f)
CA Irvine Improvement Bond Act of 1915,
  Series 1998,
   3.300% 09/02/23                                    $     69    $     69
CA Irvine Ranch
  Water District,
   3.300% 01/01/21                                         400         400
ID State Health Facilities Authority,
  St. Lukes Regional Medical Facility,
  Series 1995,
   3.400% 05/01/22                                         400         400
                                                                  --------

TOTAL SHORT TERM OBLIGATIONS                                           869
                                                                  --------

OTHER ASSETS & LIABILITIES, NET - 1.8%                               1,832
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $104,509
                                                                  ========

--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $8,967, are being used to collateralize the delayed delivery purchase indicated in note (b) and open futures contracts.
(b) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of interest and principal.
(d)  Zero coupon bond.
(e)  Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1999.

 Futures contracts open at July 31, 1999:

                                                 UNREALIZED
                   PAR VALUE                    APPRECIATION
                  COVERED BY      EXPIRATION   (DEPRECIATION)
      TYPE         CONTRACTS         MONTH       AT 7/31/99
--------------------------------------------------------------------------------
  Treasury Bond       $45          September         $6



         ACRONYM                          NAME
         -------               --------------------------
          IFRN                 Inverse Floating Rate Note


See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
July 31, 1999  (Unaudited)
(In thousands except for per share amounts and footnotes)


Assets
Investments at value (cost $97,918)              $101,808
Short-term obligations                                869
                                                 --------
                                                  102,677
Receivable for:
  Investments sold                       $1,741
  Interest                                1,484
  Fund shares sold                           77
Other                                        32     3,334
                                         ------  --------
    Total Assets                                  106,011

Liabilities
Payable for:
  Investments purchased                     998
  Fund shares repurchased                   306
  Distributions                             140
  Payable to Advisor                         44
Accrued:
  Deferred Trustees fees                      2
Other                                        12
                                         ------

    Total Liabilities                               1,502
                                                 --------
    Net Assets                                   $104,509
                                                 ========

Class A
Net asset value & redemption price per share
  ($51,668/7,266)                                $   7.11(a)
                                                 --------
Maximum offering price per share
  ($7.11/0.9525)                                 $   7.46(b)
                                                 --------
Class B
Net asset value & offering price per share
  ($52,042/7,319)                                $   7.11(a)
                                                 --------

Class C
Net asset value & offering price per share
  ($799/112)                                     $   7.11(a)
                                                 --------

Composition of Net Assets
Capital paid in                                  $102,428
Overdistributed net investment income                 (58)
Accumulated net realized loss                      (1,757)
Net unrealized appreciation on:
  Investments                                       3,890
  Futures contracts                                     6
                                                 --------
                                                 $104,509
                                                 ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 1999 (Unaudited)
(In thousands)

Investment Income
Interest                                               $ 2,975

Expenses
Management fee                             $   270
Service fee                                    102
Distribution fee -- Class B                    199
Distribution fee -- Class C                      3
Transfer agent                                  80
Bookkeeping fee                                 24
Trustees fee                                     6
Custodian fee                                    1
Audit fee                                       10
Legal fee                                        2
Registration fee                                 8
Reports to shareholders                          4
Other                                            8
                                           -------
                                               717
Fees waived by the Advisor                     (89)
Fees waived by the Distributor                  (1)        627
                                           -------     -------
    Net Investment Income                                2,348
                                                       -------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain on:
  Investments                                  697
  Closed futures contracts                      41
                                           -------
  Net realized gain                                        738
  Net Change in Unrealized Appreciation/
  Depreciation
  during the period on:
    Investments                             (6,417)
                                           -------
    Open futures contracts                       6

  Net Loss                                              (6,411)
                                                       -------
Decrease in Net Assets from Operations                 $(3,325)
                                                       =======



8    See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                                               (UNAUDITED)
                                                                                                SIX MONTHS          YEAR
                                                                                                  ENDED             ENDED
                                                                                                 JULY 31,         JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                                                                 1999               1999
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                           $   2,348        $   4,695
Net realized gain                                                                                     738              874
Net change in unrealized appreciation/depreciation                                                 (6,411)             947
                                                                                                ---------        ---------
     Net Increase (Decrease) from Operations                                                       (3,325)           6,516

DISTRIBUTIONS:
From net investment income -- Class A                                                              (1,258)          (2,564)
In excess of net investment income -- Class A                                                          --              (83)
From net investment income -- Class B                                                              (1,036)          (2,114)
In excess of net investment income -- Class B                                                          --              (69)
From net investment income -- Class C                                                                 (19)             (15)
In excess of net investment income -- Class C                                                          --               (a)
                                                                                                ---------        ---------
                                                                                                   (5,638)           1,671
                                                                                                ---------        ---------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                                                                 2,485           11,737
Value of distributions reinvested -- Class A                                                          699            1,452
Cost of shares repurchased -- Class A                                                              (4,043)         (10,427)
                                                                                                ---------        ---------
                                                                                                     (859)           2,762
                                                                                                ---------        ---------

Receipts for shares sold -- Class B                                                                 5,141            6,567
Value of distributions reinvested -- Class B                                                          553            1,232
Cost of shares repurchased -- Class B                                                              (4,962)          (6,852)
                                                                                                ---------        ---------
                                                                                                      732              947
                                                                                                ---------        ---------

Receipts for shares sold -- Class C                                                                   402              616
Value of distributions reinvested -- Class C                                                           18               15
Cost of shares repurchased -- Class C                                                                (293)             (25)
                                                                                                ---------        ---------
                                                                                                      127              606
                                                                                                ---------        ---------
Net Increase (Decrease) from Fund Share Transactions                                                   --            4,315
                                                                                                ---------        ---------
     Total Increase                                                                                (5,638)           5,986

NET ASSETS
Beginning of period                                                                               110,147          104,161
                                                                                                ---------        ---------
End of period (net of overdistributed net investment income of $58 and $93, respectively)       $ 104,509        $ 110,147
                                                                                                =========        =========

NUMBER OF FUND SHARES
Sold -- Class A                                                                                       338            1,598
Issued for distributions reinvested -- Class A                                                         96              197
Repurchased -- Class A                                                                               (555)          (1,420)
                                                                                                ---------        ---------
                                                                                                     (121)             375
                                                                                                ---------        ---------

Sold -- Class B                                                                                       705              891
Issued for distributions reinvested -- Class B                                                         76              167
Repurchased -- Class B                                                                               (679)            (930)
                                                                                                ---------        ---------
                                                                                                      102              128
                                                                                                ---------        ---------

Sold -- Class C                                                                                        54               83
Issued for distributions reinvested -- Class C                                                          3                2
Repurchased -- Class C                                                                                (41)              (3)
                                                                                                ---------        ---------
                                                                                                       16               82
                                                                                                ---------        ---------

(a)  Rounds to less than one.


See notes to financial statements.                                            9

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial New York Tax-Exempt Fund (the Fund), a series of Liberty Funds Trust V (formerly Colonial Trust V), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION

The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and New York state and city personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used. Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:


        AVERAGE NET ASSETS            ANNUAL FEE RATE
        ------------------            ---------------
         First $2 billion                  0.50%
         Over $2 billion                   0.45%

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended July 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $6,230 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $34,656 and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:


             VALUATION OF SHARES               ANNUAL
         OUTSTANDING ON THE 20TH OF              FEE
        EACH MONTH WHICH WERE ISSUED            RATE
        ----------------------------           ------
          Prior to December 1, 1994             0.10%
        On or after December 1, 1994            0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its Custodian Bank under which $1,389 of custodian fees were reduced by balance credits applied during the six months ended July 31, 1999. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered such agreements.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY

For the six months ended July 31, 1999, purchases and sales of investments, other than short-term obligations were $9,525,590 and $8,002,559, respectively.

Unrealized appreciation (depreciation) at July 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

        Gross unrealized appreciation        $5,250,240
        Gross unrealized depreciation        (1,360,312)
                                             ----------
          Net unrealized appreciation        $3,889,928
                                             ==========

CAPITAL LOSS CARRYFORWARDS:

At January 31, 1999, Capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:


              YEAR OF                 CAPITAL LOSS
            EXPIRATION                CARRYFORWARD
            ----------                ------------
               2004                    $1,254,000
               2005                        79,000
                                       ----------
                                       $1,333,000
                                       ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)


OTHER

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                                   (UNAUDITED)
                                                                                         SIX MONTHS ENDED JULY 31, 1999
                                                                                  --------------------------------------------
                                                                                     CLASS A         CLASS B       CLASS C
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $  7.490        $  7.490       $  7.490
                                                                                    --------        --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                              0.172           0.145          0.156(b)
Net realized and unrealized loss                                                      (0.382)         (0.382)        (0.382)
                                                                                    --------        --------       --------
  Total from Investment Operations                                                    (0.210)         (0.238)        (0.226)
                                                                                    --------        --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                            (0.170)         (0.143)        (0.154)
                                                                                    --------        --------       --------
NET ASSET VALUE, END OF PERIOD                                                      $  7.110        $  7.110       $  7.110
                                                                                    ========        ========       ========
Total return (c)(d)                                                                   (2.82%)(e)      (3.19%)(e)     (3.04%)(e)
                                                                                    ========        ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                                        0.79%           1.54%          1.24%(b)
Net investment income (f)(g)                                                           4.73%           3.98%          4.28%(b)
Fees and expenses waived or borne by the Advisor (f)(g)                                0.16%           0.16%
                                                                                                                      0.16%
Portfolio turnover (e)                                                                    7%              7%             7%
Net Assets at End of Period (000)                                                   $ 51,668        $ 52,042       $    799



(a) Net of fees and expenses waived or borne by the Advisor which amounted to:      $  0.006        $  0.006       $  0.006
(b) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                              YEAR ENDED JANUARY 31, 1999
                                                                                       ----------------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 7.380      $ 7.380      $ 7.380
                                                                                          -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                                   0.358        0.301        0.324(b)
Net realized and unrealized gain                                                            0.115        0.115        0.115
                                                                                          -------      -------      -------
  Total from Investment Operations                                                          0.473        0.416        0.439
                                                                                          -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                                 (0.352)      (0.296)      (0.320)
In excess of net investment income                                                         (0.011)      (0.010)      (0.010)
                                                                                          -------      -------      -------
Total Distributions Declared to Shareholders                                               (0.363)      (0.306)      (0.329)
                                                                                          -------      -------      -------
NET ASSET VALUE, END OF PERIOD                                                            $ 7.490      $ 7.490      $ 7.490
                                                                                          =======      =======      =======
Total return (c)(d)                                                                         6.61%        5.80%        6.13%
                                                                                          =======      =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                                0.77%        1.52%        1.22%(b)
Net investment income (e)                                                                   4.78%        4.03%        4.33%(b)
Fees and expenses waived or borne by the Advisor (e)                                        0.16%        0.16%        0.16%
Portfolio turnover                                                                            28%          28%          28%
Net Assets at End of Period (000)                                                         $55,348      $54,079      $   720

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:            $ 0.012      $ 0.012      $ 0.012
(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
d)  Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                        Year Ended January 31
                                  -------------------------------------------------------------------------------------------------
                                             1998                            1997                   1996                1995
                                  ------------------------------       ------------------    -----------------    -----------------
                                  CLASS A   CLASS B   CLASS C(b)       CLASS A    CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                            $ 7.040   $ 7.040    $7.270          $7. 250    $ 7.250    $ 6.680    $ 6.680    $ 7.500  $ 7.500
                                  -------   -------    ------          -------    -------    -------    -------    -------  -------
Income From Investment Operations
Net investment income (a)           0.383     0.330     0.171(c)         0.393      0.340      0.401      0.349      0.427    0.376
Net realized and unrealized
    gain (loss)                     0.346     0.346     0.118           (0.207)    (0.207)     0.576      0.576     (0.834)  (0.834)
                                  -------   -------    ------          -------    -------    -------    -------    -------  -------
    Total from Investment
      Operations                    0.729     0.676     0.289            0.186      0.133      0.977      0.925     (0.407)  (0.458)
                                  -------   -------    ------          -------    -------    -------    -------    -------  -------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
From net investment income         (0.384)   (0.331)   (0.179)          (0.396)    (0.343)    (0.407)    (0.355)    (0.413)  (0.362)
From capital paid in               (0.005)   (0.005)       --               --         --         --         --         --       --
                                  -------   -------    ------          -------    -------    -------    -------    -------  -------
    Total Distributions Declared
    to Shareholders                (0.389)   (0.336)   (0.179)          (0.396)    (0.343)    (0.407)    (0.355)    (0.413)  (0.362)
                                  -------   -------    ------          -------    -------    -------    -------    -------  -------
NET ASSET VALUE, END OF PERIOD    $ 7.380    $7.380    $7.380          $ 7.040    $ 7.040    $ 7.250    $ 7.250    $ 6.680  $ 6.680
                                  =======   =======    ======          =======    =======    =======    =======    =======  =======
Total return(d)(e)                 10.67%     9.85%     4.04%(f)         2.76%      1.99%     14.99%     14.15%(g) (5.32)%  (6.04)%
                                  =======   =======    ======          =======    =======    =======    =======    =======  =======
RATIOS TO AVERAGE NET ASSETS
Expenses                            0.67%(g)  1.42%(g)  1.12%(c)(g)(h)   0.65%(g)   1.40%(g)   0.58%(g)   1.33%(g)   0.42%    1.17%
Net investment income               5.31%(g)  4.56%(g)  4.72%(c)(g)(h)   5.56%(g)   4.81%(g)   5.72%(g)   4.97%(g)   6.25%    5.50%
Fees and expenses waived or borne
  by the Advisor                    0.28%(g)  0.28%(g)  0.29%(g)(h)      0.29%(g)   0.29%(g)   0.38%(g)   0.38%(g)   0.46%    0.46%
Portfolio turnover                    38%       38%       38%              78%        78%        39%        39%        65%      65%
Net assets at End of Period (000) $51,744   $52,313    $  104          $50,648    $52,861    $56,795    $53,505    $53,322  $43,166

(a) Net of fees and expenses waived or borne by the Advisor which
    amounted to:                  $ 0.020   $ 0.020    $0.021           $0.020    $ 0.020    $ 0.026    $ 0.026    $ 0.032  $ 0.032
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(h) Annualized.


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


TRUSTEES & TRANSFER AGENT

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
  CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                    LIBERTY
--------------------------------------------------------------------------------
COLONIAL            Colonial has long been a recognized leader in fixed-income
MANAGEMENT          investing. In addition, Colonial has distinguished itself
ASSOCIATES, INC.    with both a traditional value and a more contemporary
                    approach to equity investing.

CRABBE HUSON        Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality, out-of-favor companies. This risk-averse strategy capitalizes on the potential of these companies to regain market popularity.

LIBERTY             LAMCO brings institutional money management to individual
ASSET MANAGEMENT    investors through a disciplined multi-manager investment
COMPANY             process that seeks to deliver consistent long-term returns.

NEWPORT             A leader in Asian investing(TM), Newport has an unparalleled
FUND                knowledge of Asian economies, business and culture.
MANAGEMENT


STEIN ROE &         Stein Roe's growth management style emphasizes companies
FARNHAM INVESTMENT  with the ability to create, maintain and grow earnings in
MANAGEMENT          different market environments.



That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with over $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

---------------------------------      -----------------
COLONIAL NEW YORK TAX-EXEMPT FUND      SEMIANNUAL REPORT
---------------------------------      -----------------

[LOGO] LIBERTY FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (C)1999
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

                                                            --------------
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                                                            U.S. POSTAGE
                                                                PAID
                                                            HOLLISTON, MA
                                                            PERMIT NO. 20
                                                            --------------


                                                  NY-03/562H-0899 (9/99) 99/1109